Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Material Related Party Transactions	In addition to the related party information disclosed elsewhere in the consolidated financial statements, the Group entered into the following material related party transactions.
Name of party	Relationship

Mr. Zhao Jishuang	A director of the Company
Mr. Guo Yupeng	A director of the Company
Mr. Peng Siguang	CEO and director of the Company
Met Chain Co., Limited	An associate company of the Company

Schedule of Major Transactions with Related Parties	Major transactions with related parties
	December 31, 2022	June 30, 2023
	US$’000	US$’000

Advances from related parties
- Mr. Guo Yupeng	290	-
- Mr. Zhao Jishuang	1,469	-
- Met Chain Co.,Limited	2,042	-
Total	3,801	-

Repayment of advances from related parties
- Mr. Zhao Jishuang	1,485	-
Total	1,485	-

Schedule of Balances with Related Parties	Balances with related parties
(c)	December 31, 2022	June 30, 2023
	US$’000	US$’000
Amounts due to related parties
Current
- Mr. Guo Yupeng	290	290
- Mr. Zhao Jishuang	4,407	4,407
- Met Chain Co.,Limited	2,042	2,042
Total	6,739	6,739